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                                           File No. 33-59261, 811-5626
                                            Filed under Rule 497(e)



GOLDEN AMERICAN LIFE INSURANCE COMPANY
1001 Jefferson Street, Wilmington, DE  19801
                                        Tel:  (800) 366-0066
                                        Fax:  (302) 576-3430


July 17, 1998




Dear Granite PrimElite Contractowner:


On December 15, 1997, we, together with The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), our affiliated insurance companies and the separate accounts invested in the Trusts, filed an application (the "Application") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about August 12, 1998, granting the relief requested by the Application. A notice of the Application was published by the SEC on July 16, 1998, in anticipation of the order to be issued by them. This order will permit separate accounts investing in the ESS Trust Portfolios to substitute shares of certain GCG Trust Series for shares of the ESS Trust Portfolios as described in the current prospectuses for your variable contract and the Trusts. See "Introduction, Proposed Trust Consolidation and The GCG Trust" in your variable contract prospectus. The consolidation of the ESS Trust into the GCG Trust is expected to take place after the close of business on August 14, 1998, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after substitution has taken place.

After substitution, certain Series of the GCG Trust will continue to be available for allocation purposes, but the Portfolios of the ESS Trust will no longer be available.

If you have any questions regarding the substitution, please contact Customer Service at 800-366-0066.

Golden American Life Insurance Company
Customer Service




Granite PrimElite
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                                           File No. 33-59261, 811-5626
                                            Filed under Rule 497(e)

                Golden American Life Insurance Company


                         PROSPECTUS SUPPLEMENT


                             July 17, 1998

                                to the
                  Prospectuses dated May 1, 1998 for
             Granite PrimElite Variable Annuity Contracts
           issued by Golden American Life Insurance Company

|--------------------------------------------------------------------|
|                                                                    |
|    On December 15, 1997, Golden American Life Insurance Company    |
|    ("Golden  American"), together with The GCG Trust (the  "GCG    |
|    Trust"),  the  Equi-Select Series Trust (the  "ESS  Trust"),    |
|    Golden  American's  affiliated insurance companies  and  the    |
|    separate   accounts  invested  in  the  Trusts,   filed   an    |
|    application  (the  "Application") with  the  Securities  and    |
|    Exchange Commission (the "SEC"). Golden American is  pleased    |
|    to  notify contractowners that they expect the SEC to  issue    |
|    an  order, on or about August 12, 1998, granting the  relief    |
|    requested  by the Application.  A notice of the  Application    |
|    was  published by the SEC on July 16, 1998, in  anticipation    |
|    of  the  order to be issued by them.  This order will permit    |
|    separate  accounts investing in the ESS Trust Portfolios  to    |
|    substitute shares of certain GCG Trust Series for shares  of    |
|    the  ESS  Trust  Portfolios  as  described  in  the  current    |
|    prospectuses for each variable contract and the Trusts.  See    |
|    "Introduction,  Proposed  Trust Consolidation  and  The  GCG    |
|    Trust"   in   the   variable   contract   prospectus.    The    |
|    consolidation  of  the  ESS Trust  into  the  GCG  Trust  is    |
|    expected to take place after the close of business on August    |
|    14,  1998,  or  as  soon thereafter as  is  administratively    |
|    feasible. Affected contractowners will receive confirmations    |
|    after substitution has taken place.                             |
|                                                                    |
|    After  substitution, certain Series of the  GCG  Trust  will    |
|    continue  to be available for allocation purposes,  but  the    |
|    Portfolios of the ESS Trust will no longer be available.        |
|                                                                    |
|    If you have any questions regarding the substitution, please    |
|    contact Customer Service at 800-366-0066.                       |
|                                                                    |
|--------------------------------------------------------------------|

     This  supplement  should  be  retained  with  your  Granite
     PrimElite Prospectus.



PE-NH-SUB                                                   7/17/98